UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2012

1.813034.107

LCS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Johnson Controls, Inc.	35,800	$ 1,137
Automobiles - 0.1%
Tesla Motors, Inc. (a)	12,300	358
Distributors - 0.3%
Li & Fung Ltd.	1,252,000	2,738
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	57,063	5,652
Texas Roadhouse, Inc. Class A	100	2
WMS Industries, Inc. (a)	34,600	757
Yum! Brands, Inc.	57,500	3,641
		10,052
Household Durables - 1.7%
D.R. Horton, Inc.	194,708	2,710
KB Home (d)	184,824	1,667
Lennar Corp. Class A	210,525	4,524
SodaStream International Ltd. (a)	2,700	103
Toll Brothers, Inc. (a)	243,260	5,306
		14,310
Internet & Catalog Retail - 0.1%
ASOS PLC (a)(d)	40,400	1,095
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	33,626	1,174
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	579,492	14,771
Kabel Deutschland Holding AG (a)	3,300	172
The Walt Disney Co.	67,700	2,634
Time Warner Cable, Inc.	8,800	649
Time Warner, Inc.	323,041	11,972
Viacom, Inc. Class B (non-vtg.)	49,427	2,325
		32,523
Multiline Retail - 1.4%
Target Corp.	226,374	11,502
Specialty Retail - 2.7%
Citi Trends, Inc. (a)	69,301	625
Francescas Holdings Corp. (a)	19,300	428
Home Depot, Inc.	106,785	4,740
Lowe's Companies, Inc.	346,405	9,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators Holdings, Inc. (a)	126,200	$ 2,696
Staples, Inc.	339,175	4,962
		22,745
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	69,463	1,709
Warnaco Group, Inc. (a)	51,653	3,009
		4,718
TOTAL CONSUMER DISCRETIONARY		102,352
CONSUMER STAPLES - 8.2%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	95,445	3,705
PepsiCo, Inc.	183,856	12,074
		15,779
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	92,389	3,857
Sysco Corp.	2,903	87
Walgreen Co.	128,484	4,286
		8,230
Food Products - 0.9%
Danone	95,099	5,869
Green Mountain Coffee Roasters, Inc. (a)	37,500	2,000
		7,869
Household Products - 3.4%
Colgate-Palmolive Co.	66,665	6,048
Kimberly-Clark Corp.	120,566	8,628
Procter & Gamble Co.	222,555	14,030
		28,706
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	98,157	1,260
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	26,224	2,418
Lorillard, Inc.	47,546	5,106
		7,524
TOTAL CONSUMER STAPLES		69,368
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.2%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	37,400	$ 1,990
Dresser-Rand Group, Inc. (a)	14,150	725
Exterran Holdings, Inc. (a)(d)	214,156	1,987
Halliburton Co.	178,650	6,571
Helmerich & Payne, Inc.	23,900	1,475
McDermott International, Inc. (a)	95,394	1,160
Schlumberger Ltd.	5,900	444
		14,352
Oil, Gas & Consumable Fuels - 9.5%
Amyris, Inc. (a)(d)	208,247	1,868
Apache Corp.	10,000	989
Chevron Corp.	253,380	26,118
EV Energy Partners LP	12,500	834
EXCO Resources, Inc.	147,600	1,160
Exxon Mobil Corp.	338,492	28,345
Newfield Exploration Co. (a)	18,700	707
Oasis Petroleum, Inc. (a)	20,200	682
Occidental Petroleum Corp.	44,496	4,439
QEP Resources, Inc.	36,495	1,045
Royal Dutch Shell PLC Class A (United Kingdom)	131,700	4,673
Suncor Energy, Inc.	195,100	6,720
Talisman Energy, Inc.	102,700	1,227
Whiting Petroleum Corp. (a)	29,700	1,488
		80,295
TOTAL ENERGY		94,647
FINANCIALS - 18.8%
Capital Markets - 3.0%
Ashmore Group PLC	405,869	2,376
Charles Schwab Corp.	277,910	3,238
Goldman Sachs Group, Inc.	31,650	3,528
HFF, Inc. (a)	153,282	2,163
KKR & Co. LP	106,100	1,483
Morgan Stanley	357,315	6,664
Northern Trust Corp.	60,462	2,492
State Street Corp.	36,500	1,430
T. Rowe Price Group, Inc.	35,500	2,053
UBS AG (NY Shares) (a)	19,500	265
		25,692
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 8.2%
BB&T Corp.	347,259	$ 9,442
CIT Group, Inc. (a)	65,121	2,484
City National Corp.	7,800	358
Comerica, Inc.	53,500	1,480
Regions Financial Corp.	446,134	2,329
Standard Chartered PLC (United Kingdom)	77,848	1,882
SunTrust Banks, Inc.	293,785	6,043
U.S. Bancorp	353,641	9,980
Wells Fargo & Co.	1,205,883	35,224
		69,222
Diversified Financial Services - 6.2%
Citigroup, Inc.	364,785	11,206
JPMorgan Chase & Co.	930,833	34,720
KKR Financial Holdings LLC	680,275	6,020
		51,946
Insurance - 0.8%
Genworth Financial, Inc. Class A (a)	214,411	1,653
Lincoln National Corp.	114,252	2,461
MetLife, Inc.	69,300	2,448
		6,562
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	5,700	305
The St. Joe Co. (a)	67,453	1,077
		1,382
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)(d)	274,517	1,040
Radian Group, Inc. (d)	816,777	2,246
		3,286
TOTAL FINANCIALS		158,090
HEALTH CARE - 11.3%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	18,194	1,397
Amgen, Inc.	153,198	10,404
Anthera Pharmaceuticals, Inc. (a)	60,600	478
ARIAD Pharmaceuticals, Inc. (a)	48,505	715
ArQule, Inc. (a)	43,800	346
Clovis Oncology, Inc.	600	11
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)	13,300	$ 46
Gentium SpA sponsored ADR (a)	79,200	614
Infinity Pharmaceuticals, Inc. (a)	66,847	406
NPS Pharmaceuticals, Inc. (a)	2,600	20
Rigel Pharmaceuticals, Inc. (a)	81,500	796
Synageva BioPharma Corp. (a)	26,060	926
Theravance, Inc. (a)	43,600	773
ZIOPHARM Oncology, Inc. (a)	203,310	1,080
		18,012
Health Care Equipment & Supplies - 2.1%
Alere, Inc. (a)	485,708	11,730
Hologic, Inc. (a)	52,917	1,079
Insulet Corp. (a)	56,148	1,093
Integra LifeSciences Holdings Corp. (a)	86,700	2,559
Mako Surgical Corp. (a)	16,900	605
Masimo Corp. (a)	24,174	517
Natus Medical, Inc. (a)	8,500	96
		17,679
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	19,100	977
McKesson Corp.	70,699	5,778
Medco Health Solutions, Inc. (a)	25,993	1,612
Quest Diagnostics, Inc.	2,900	168
WellPoint, Inc.	60,729	3,906
		12,441
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	73,158	1,399
Epocrates, Inc. (a)	32,800	318
		1,717
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	16,200	839
QIAGEN NV (a)(d)	112,945	1,827
Thermo Fisher Scientific, Inc. (a)	25,200	1,333
		3,999
Pharmaceuticals - 4.9%
Abbott Laboratories	122,875	6,654
Cardiome Pharma Corp. (a)	375,626	890
GlaxoSmithKline PLC sponsored ADR	85,700	3,817
Impax Laboratories, Inc. (a)	84,259	1,590
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	346,520	$ 13,258
Optimer Pharmaceuticals, Inc. (a)	57,800	750
Pfizer, Inc.	601,143	12,864
Roche Holding AG (participation certificate)	9,879	1,673
XenoPort, Inc. (a)	5,520	23
		41,519
TOTAL HEALTH CARE		95,367
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	16,024	980
Honeywell International, Inc.	116,702	6,773
Raytheon Co.	45,000	2,160
Rockwell Collins, Inc.	77,600	4,492
The Boeing Co.	51,630	3,830
United Technologies Corp.	49,335	3,865
		22,100
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	30,800	2,330
UTI Worldwide, Inc.	14,195	211
		2,541
Building Products - 1.3%
Lennox International, Inc.	84,265	3,050
Owens Corning (a)	201,176	6,790
Quanex Building Products Corp.	60,872	1,000
		10,840
Commercial Services & Supplies - 0.1%
Interface, Inc. Class A	77,171	1,026
Electrical Equipment - 1.5%
AMETEK, Inc.	32,100	1,509
Emerson Electric Co.	76,745	3,943
GrafTech International Ltd. (a)	109,722	1,802
Polypore International, Inc. (a)	18,500	704
Regal-Beloit Corp.	7,600	431
Roper Industries, Inc.	48,665	4,545
		12,934
Industrial Conglomerates - 3.4%
3M Co.	5,300	460
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Danaher Corp.	31,550	$ 1,657
General Electric Co.	950,103	17,776
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	421,115	8,532
		28,425
Machinery - 1.2%
Illinois Tool Works, Inc.	16,000	848
Ingersoll-Rand PLC	233,432	8,156
WABCO Holdings, Inc. (a)	1,900	99
Westport Innovations, Inc. (a)	16,300	678
		9,781
Professional Services - 1.0%
Acacia Research Corp. - Acacia Technologies (a)	36,863	1,517
Bureau Veritas SA	39,390	2,889
Kforce, Inc. (a)	49,900	621
Michael Page International PLC	600,044	3,680
		8,707
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	51,700	1,306
Class A	8,900	225
		1,531
TOTAL INDUSTRIALS		97,885
INFORMATION TECHNOLOGY - 24.2%
Communications Equipment - 3.4%
Acme Packet, Inc. (a)	46,400	1,356
Brocade Communications Systems, Inc. (a)	285,022	1,599
Cisco Systems, Inc.	721,820	14,169
Juniper Networks, Inc. (a)	223,314	4,674
Polycom, Inc. (a)	108,200	2,159
QUALCOMM, Inc.	71,935	4,231
		28,188
Computers & Peripherals - 5.9%
Apple, Inc. (a)	83,670	38,199
EMC Corp. (a)	218,317	5,624
Hewlett-Packard Co.	221,458	6,196
		50,019
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.2%
Aeroflex Holding Corp. (a)	125,360	$ 1,588
Avnet, Inc. (a)	43,500	1,517
Corning, Inc.	298,115	3,837
Dolby Laboratories, Inc. Class A (a)	12,500	455
Fabrinet (a)	106,940	1,761
Itron, Inc. (a)	21,060	817
		9,975
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	66,800	2,154
Blinkx PLC (a)	1,345,809	1,421
Constant Contact, Inc. (a)	28,400	709
Google, Inc. Class A (a)	34,787	20,180
IntraLinks Holdings, Inc. (a)	65,500	449
Responsys, Inc.	8,891	104
SciQuest, Inc. (a)	114,370	1,673
Velti PLC (a)	86,250	755
		27,445
IT Services - 5.1%
Accenture PLC Class A	39,571	2,269
Cognizant Technology Solutions Corp. Class A (a)	62,808	4,506
Fidelity National Information Services, Inc.	124,850	3,566
Heartland Payment Systems, Inc.	17,100	410
International Business Machines Corp.	34,669	6,677
MasterCard, Inc. Class A	28,900	10,276
Paychex, Inc.	237,459	7,480
Visa, Inc. Class A	80,887	8,140
		43,324
Semiconductors & Semiconductor Equipment - 1.4%
Ceva, Inc. (a)	89,834	2,426
Lam Research Corp. (a)	25,400	1,082
NVIDIA Corp. (a)	33,100	489
NXP Semiconductors NV (a)	162,293	3,445
Siliconware Precision Industries Co. Ltd. sponsored ADR	121,130	684
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	140,948	1,985
Texas Instruments, Inc.	59,672	1,932
		12,043
Software - 3.9%
BroadSoft, Inc. (a)	49,000	1,366
Citrix Systems, Inc. (a)	23,621	1,540
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Concur Technologies, Inc. (a)	23,976	$ 1,255
Informatica Corp. (a)	17,830	754
Kenexa Corp. (a)	20,300	488
Microsoft Corp.	434,939	12,844
Nuance Communications, Inc. (a)	81,913	2,336
Oracle Corp.	196,450	5,540
RealPage, Inc. (a)	15,765	405
Red Hat, Inc. (a)	24,136	1,119
salesforce.com, Inc. (a)	15,100	1,764
Solera Holdings, Inc.	33,600	1,605
Taleo Corp. Class A (a)	46,005	1,657
		32,673
TOTAL INFORMATION TECHNOLOGY		203,667
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	9,400	478
PPG Industries, Inc.	4,700	421
W.R. Grace & Co. (a)	47,700	2,554
		3,453
UTILITIES - 0.6%
Electric Utilities - 0.2%
FirstEnergy Corp.	1,927	81
PPL Corp.	60,605	1,684
		1,765
Gas Utilities - 0.2%
National Fuel Gas Co.	29,578	1,487
Multi-Utilities - 0.2%
National Grid PLC	215,446	2,146
TOTAL UTILITIES		5,398
TOTAL COMMON STOCKS (Cost $781,763)		830,227
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Porsche Automobil Holding SE (Germany)	61,111	$ 3,746
Volkswagen AG	33,980	6,016
		9,762
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,950)		9,762
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.12% (b)	558,477	558
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	8,007,035	8,007
TOTAL MONEY MARKET FUNDS (Cost $8,565)		8,565
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $797,278)		848,554
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,063)
NET ASSETS - 100%		$ 842,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,306,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	209
Total	$ 210
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 112,114	$ 112,114	$ -	$ -
Consumer Staples	69,368	69,368	-	-
Energy	94,647	89,974	4,673	-
Financials	158,090	158,090	-	-
Health Care	95,367	95,367	-	-
Industrials	97,885	97,885	-	-
Information Technology	203,667	203,667	-	-
Materials	3,453	3,453	-	-
Utilities	5,398	3,252	2,146	-
Money Market Funds	8,565	8,565	-	-
Total Investments in Securities:	$ 848,554	$ 841,735	$ 6,819	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $807,699,000. Net unrealized appreciation aggregated $40,855,000, of which $105,855,000 related to appreciated investment securities and $65,000,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2012

1.813018.107

MCS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 0.5%
Tesla Motors, Inc. (a)	1,069,536	$ 31,091
Distributors - 0.3%
Pool Corp.	691,000	23,515
Diversified Consumer Services - 1.0%
Service Corp. International	2,405,008	26,696
Stewart Enterprises, Inc. Class A	3,289,313	20,229
Weight Watchers International, Inc.	234,000	17,814
		64,739
Hotels, Restaurants & Leisure - 2.2%
Arcos Dorados Holdings, Inc.	682,229	14,668
Bravo Brio Restaurant Group, Inc. (a)	626,132	12,053
Denny's Corp. (a)	2,553,992	10,957
Dunkin' Brands Group, Inc. (a)	260,700	7,208
Panera Bread Co. Class A (a)	300,000	44,475
Red Robin Gourmet Burgers, Inc. (a)	500,000	15,355
Texas Roadhouse, Inc. Class A	1,000,000	15,160
Wyndham Worldwide Corp.	624,900	24,846
		144,722
Household Durables - 3.3%
D.R. Horton, Inc.	1,483,305	20,648
Jarden Corp.	756,100	25,473
Lennar Corp. Class A	1,034,900	22,240
NVR, Inc. (a)	61,300	42,496
Toll Brothers, Inc. (a)	1,630,187	35,554
Tupperware Brands Corp.	1,172,800	73,699
		220,110
Internet & Catalog Retail - 0.3%
Start Today Co. Ltd. (d)	974,200	19,016
Leisure Equipment & Products - 0.7%
Brunswick Corp.	2,279,800	48,651
Media - 1.0%
Discovery Communications, Inc. (a)	1,000,000	42,880
Scripps Networks Interactive, Inc. Class A	520,200	22,556
		65,436
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	627,700	53,235
Specialty Retail - 3.8%
Collective Brands, Inc. (a)	1,510,251	25,161
Dick's Sporting Goods, Inc.	1,079,600	44,490
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	118,800	$ 23,610
Limited Brands, Inc.	482,700	20,206
Penske Automotive Group, Inc.	440,877	9,867
Ross Stores, Inc.	585,200	29,740
Sally Beauty Holdings, Inc. (a)	1,234,000	25,445
Tractor Supply Co.	725,200	58,574
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	250,000	19,055
		256,148
Textiles, Apparel & Luxury Goods - 0.8%
Michael Kors Holdings Ltd.	375,000	11,606
Under Armour, Inc. Class A (sub. vtg.) (a)	500,000	39,810
		51,416
TOTAL CONSUMER DISCRETIONARY		978,079
CONSUMER STAPLES - 10.0%
Beverages - 3.0%
Brown-Forman Corp. Class B (non-vtg.)	450,900	36,618
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	25,070
Dr Pepper Snapple Group, Inc.	695,800	27,011
Monster Beverage Corp. (a)	1,034,000	108,063
		196,762
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	375,000	19,103
Drogasil SA	1,627,900	13,510
United Natural Foods, Inc. (a)	348,426	15,348
		47,961
Food Products - 3.7%
Green Mountain Coffee Roasters, Inc. (a)(d)	3,279,500	174,928
Ralcorp Holdings, Inc. (a)	425,143	37,179
Sara Lee Corp.	1,820,900	34,870
		246,977
Household Products - 1.7%
Church & Dwight Co., Inc.	2,426,800	110,104
Personal Products - 0.7%
Nu Skin Enterprises, Inc. Class A	997,000	49,800
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.2%
Philip Morris CR A/S	22,800	$ 13,771
TOTAL CONSUMER STAPLES		665,375
ENERGY - 7.6%
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. (a)	646,209	33,105
Helmerich & Payne, Inc.	319,200	19,698
Noble Corp.	493,300	17,187
Oceaneering International, Inc.	1,155,000	56,121
		126,111
Oil, Gas & Consumable Fuels - 5.7%
Amyris, Inc. (a)	698,800	6,268
Bonavista Energy Corp.	676,800	15,281
Cabot Oil & Gas Corp.	505,800	16,135
Cimarex Energy Co.	841,500	49,127
Concho Resources, Inc. (a)	225,600	24,062
EV Energy Partners LP	819,900	54,704
Oasis Petroleum, Inc. (a)	696,300	23,493
Penn West Petroleum Ltd.	1,000,000	21,790
Plains Exploration & Production Co. (a)	1,757,300	66,285
Range Resources Corp.	450,000	25,884
SM Energy Co.	600,000	43,548
SouthGobi Energy Resources Ltd. (a)	1,365,400	9,831
Whiting Petroleum Corp. (a)	442,500	22,165
		378,573
TOTAL ENERGY		504,684
FINANCIALS - 16.5%
Capital Markets - 0.6%
E*TRADE Financial Corp. (a)	1,500,000	12,285
KKR & Co. LP	1,647,000	23,025
Manning & Napier, Inc.	318,600	4,221
		39,531
Commercial Banks - 4.8%
Bank of the Ozarks, Inc.	634,396	17,757
BB&T Corp.	1,331,000	36,190
CIT Group, Inc. (a)	394,200	15,035
City National Corp.	644,000	29,547
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	1,421,300	$ 18,491
First Niagara Financial Group, Inc.	6,037,500	57,779
FirstMerit Corp.	1,986,800	31,173
FNB Corp., Pennsylvania	2,502,500	29,329
Huntington Bancshares, Inc.	3,646,900	20,824
SunTrust Banks, Inc.	797,100	16,396
Webster Financial Corp.	1,403,900	29,763
Zions Bancorporation	921,700	15,521
		317,805
Diversified Financial Services - 2.2%
KKR Financial Holdings LLC	8,309,809	73,542
MSCI, Inc. Class A (a)	1,336,100	43,530
New Academy Holding Co. LLC unit (f)(g)	294,000	30,958
		148,030
Insurance - 2.7%
Arch Capital Group Ltd. (a)	750,000	27,038
Fairfax Financial Holdings Ltd. (sub. vtg.)	134,900	54,754
Fidelity National Financial, Inc. Class A	2,980,800	54,221
First American Financial Corp.	1,561,400	23,140
Jardine Lloyd Thompson Group PLC	1,754,594	18,859
		178,012
Real Estate Investment Trusts - 5.2%
American Capital Agency Corp.	1,125,800	33,008
Cys Investments, Inc. (d)	1,281,500	17,300
DiamondRock Hospitality Co.	1,787,267	18,838
Digital Realty Trust, Inc. (d)	368,800	26,133
Essex Property Trust, Inc.	370,000	53,280
Hatteras Financial Corp.	574,500	15,948
Health Care REIT, Inc.	500,000	28,605
Kimco Realty Corp.	2,258,600	41,219
SL Green Realty Corp.	393,500	28,934
The Macerich Co.	796,700	43,261
Ventas, Inc.	656,775	38,297
		344,823
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	1,127,600	21,763
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	2,771,544	10,504
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	1,955,300	$ 28,137
Radian Group, Inc. (d)	3,130,000	8,608
		47,249
TOTAL FINANCIALS		1,097,213
HEALTH CARE - 14.5%
Biotechnology - 3.2%
Achillion Pharmaceuticals, Inc. (a)	2,717,800	30,140
Alexion Pharmaceuticals, Inc. (a)	446,000	34,235
Alkermes PLC (a)	262,081	4,930
Anthera Pharmaceuticals, Inc. (a)	1,949,040	15,358
ARIAD Pharmaceuticals, Inc. (a)	1,604,100	23,660
BioMarin Pharmaceutical, Inc. (a)	1,303,500	46,496
Medivir AB (B Shares) (a)	1,015,434	10,972
Synageva BioPharma Corp. (a)	241,974	8,597
Theravance, Inc. (a)	1,531,100	27,162
ZIOPHARM Oncology, Inc. (a)(d)	1,629,100	8,651
		210,201
Health Care Equipment & Supplies - 2.8%
DENTSPLY International, Inc.	649,500	24,512
HeartWare International, Inc. (a)(d)(e)	813,000	56,284
Hill-Rom Holdings, Inc.	896,700	29,600
Mako Surgical Corp. (a)(d)	992,136	35,499
Masimo Corp. (a)	1,017,500	21,775
Volcano Corp. (a)	653,000	18,317
		185,987
Health Care Providers & Services - 4.7%
Accretive Health, Inc. (a)	738,014	19,801
Air Methods Corp. (a)	250,000	21,075
Brookdale Senior Living, Inc. (a)	1,383,000	24,341
Emeritus Corp. (a)	950,000	16,587
Health Net, Inc. (a)	800,000	30,192
Henry Schein, Inc. (a)	1,146,200	81,254
HMS Holdings Corp. (a)	941,700	31,086
Quest Diagnostics, Inc.	350,000	20,328
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	23,108
Universal Health Services, Inc. Class B	1,113,700	45,985
		313,757
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,200,100	$ 42,066
athenahealth, Inc. (a)	200,000	11,636
		53,702
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	550,000	28,468
Pharmaceuticals - 2.6%
Impax Laboratories, Inc. (a)	1,101,400	20,783
Optimer Pharmaceuticals, Inc. (a)(d)	1,550,600	20,111
Perrigo Co.	939,200	89,788
Shire PLC	807,600	26,813
ViroPharma, Inc. (a)	452,546	13,481
		170,976
TOTAL HEALTH CARE		963,091
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.9%
Textron, Inc.	1,106,300	28,189
TransDigm Group, Inc. (a)	301,000	31,464
		59,653
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	233,500	16,074
Hub Group, Inc. Class A (a)	600,000	20,538
		36,612
Airlines - 0.3%
Copa Holdings SA Class A	256,300	17,464
Building Products - 0.9%
Lennox International, Inc.	375,000	13,575
Masco Corp.	1,500,000	18,105
Owens Corning (a)	903,800	30,503
		62,183
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	630,000	39,974
The Geo Group, Inc. (a)	853,300	15,001
		54,975
Electrical Equipment - 0.9%
GrafTech International Ltd. (a)	1,276,200	20,955
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	376,500	$ 14,337
Regal-Beloit Corp.	400,000	22,708
		58,000
Machinery - 0.4%
Donaldson Co., Inc.	250,000	18,075
Westport Innovations, Inc. (a)	225,000	9,360
		27,435
Professional Services - 3.1%
Acacia Research Corp. - Acacia Technologies (a)	1,334,400	54,924
CoStar Group, Inc. (a)	373,600	21,172
IHS, Inc. Class A (a)	381,200	34,110
Kforce, Inc. (a)	1,195,200	14,868
Michael Page International PLC	4,606,760	28,250
Robert Half International, Inc.	525,000	14,537
Towers Watson & Co.	636,200	38,045
		205,906
Road & Rail - 1.5%
Kansas City Southern (a)	1,134,100	77,845
Tegma Gestao Logistica SA	1,348,500	20,437
		98,282
TOTAL INDUSTRIALS		620,510
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	3,800,200	21,319
Infinera Corp. (a)	3,258,300	23,264
Motorola Solutions, Inc.	610,000	28,310
		72,893
Computers & Peripherals - 0.1%
Fusion-io, Inc.	226,000	5,223
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	1,480,100	61,113
Fabrinet (a)	1,172,331	19,308
Tech Data Corp. (a)	450,000	23,364
Universal Display Corp. (a)(d)	256,159	10,787
		114,572
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	1,199,600	38,687
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Blinkx PLC (a)(e)	25,374,535	$ 26,793
Rackspace Hosting, Inc. (a)	1,191,000	51,701
SciQuest, Inc. (a)(e)	1,500,105	21,947
		139,128
IT Services - 1.9%
Fidelity National Information Services, Inc.	1,097,886	31,356
Gartner, Inc. Class A (a)	1,924,700	72,965
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	21,406
		125,727
Semiconductors & Semiconductor Equipment - 2.3%
Ceva, Inc. (a)(e)	1,656,303	44,737
KLA-Tencor Corp.	350,000	17,896
Linear Technology Corp.	500,000	16,660
ON Semiconductor Corp. (a)	1,542,000	13,415
Semtech Corp. (a)	1,305,700	37,212
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,814,300	21,551
		151,471
Software - 8.3%
ANSYS, Inc. (a)	1,000,000	60,490
Ariba, Inc. (a)	689,700	18,829
Aspen Technology, Inc. (a)	1,152,400	20,755
Check Point Software Technologies Ltd. (a)	500,000	28,145
Citrix Systems, Inc. (a)	376,000	24,519
Concur Technologies, Inc. (a)	910,300	47,654
Informatica Corp. (a)	1,235,768	52,273
Kenexa Corp. (a)	942,700	22,644
Misys PLC	4,188,600	21,329
NetSuite, Inc. (a)	75,000	3,141
Nuance Communications, Inc. (a)	1,979,200	56,447
Red Hat, Inc. (a)	761,800	35,325
Royalblue Group PLC	484,200	12,660
Solera Holdings, Inc.	940,300	44,918
Taleo Corp. Class A (a)	1,273,870	45,872
TIBCO Software, Inc. (a)	2,052,900	53,519
		548,520
TOTAL INFORMATION TECHNOLOGY		1,157,534
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.4%
Chemicals - 1.1%
Airgas, Inc.	412,800	$ 32,582
Cytec Industries, Inc.	790,000	39,389
		71,971
Metals & Mining - 0.3%
Gem Diamonds Ltd. (a)	1,112,940	3,683
Ivanhoe Mines Ltd. (a)	899,200	14,500
		18,183
TOTAL MATERIALS		90,154
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
tw telecom, inc. (a)	2,008,000	40,461
UTILITIES - 5.8%
Electric Utilities - 1.7%
El Paso Electric Co.	381,628	13,281
Northeast Utilities	2,133,300	74,132
PNM Resources, Inc.	1,554,700	27,689
		115,102
Gas Utilities - 2.0%
Atmos Energy Corp.	1,280,900	41,514
National Fuel Gas Co.	1,071,700	53,885
ONEOK, Inc.	467,600	38,886
		134,285
Multi-Utilities - 2.1%
Alliant Energy Corp.	1,526,600	64,713
OGE Energy Corp.	700,000	37,002
TECO Energy, Inc.	1,978,300	35,708
		137,423
TOTAL UTILITIES		386,810
TOTAL COMMON STOCKS (Cost $6,048,873)		6,503,911
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany) (Cost $35,259)	581,700	$ 35,660
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.12% (b)	41,052,679	41,053
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	89,818,720	89,819
TOTAL MONEY MARKET FUNDS (Cost $130,872)		130,872
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $6,215,004)		6,670,443
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(35,562)
NET ASSETS - 100%		$ 6,634,881
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,958,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 213
Fidelity Securities Lending Cash Central Fund	1,118
Total	$ 1,331
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anthera Pharmaceuticals, Inc.	$ 13,510	$ 707	$ -	$ -	$ -
Blinkx PLC	21,156	31,295	-	-	26,793
Ceva, Inc.	50,650	-	-	-	44,737
HeartWare International, Inc.	8,431	46,187	-	-	56,284
Inhibitex, Inc.	19,921	198	113,303	-	-
Keryx Biopharmaceuticals, Inc.	18,515	-	12,115	-	-
North American Energy Partners, Inc.	29,640	-	19,562	-	-
Quanex Building Products Corp.	48,391	-	38,179	63	-
SciQuest, Inc.	21,391	-	-	-	21,947
Sunrise Senior Living, Inc.	33,735	-	-	-	23,108
Total	$ 265,340	$ 78,387	$ 183,159	$ 63	$ 172,869
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,013,739	$ 1,013,739	$ -	$ -
Consumer Staples	665,375	665,375	-	-
Energy	504,684	504,684	-	-
Financials	1,097,213	1,066,255	-	30,958
Health Care	963,091	936,278	26,813	-
Industrials	620,510	620,510	-	-
Information Technology	1,157,534	1,157,534	-	-
Materials	90,154	90,154	-	-
Telecommunication Services	40,461	40,461	-	-
Utilities	386,810	386,810	-	-
Money Market Funds	130,872	130,872	-	-
Total Investments in Securities:	$ 6,670,443	$ 6,612,672	$ 26,813	$ 30,958
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(30)
Cost of Purchases	30,988
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 30,958
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (30)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $6,221,384,000. Net unrealized appreciation aggregated $449,059,000, of which $917,349,000 related to appreciated investment securities and $468,290,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2012

1.813072.107

SLC-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.5%
Modine Manufacturing Co. (a)(e)	2,802,900	$ 30,664
TRW Automotive Holdings Corp. (a)	473,425	17,763
		48,427
Diversified Consumer Services - 0.4%
K12, Inc. (a)	532,075	11,913
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc.	24,600	529
Club Mediterranee SA (a)	820,000	16,404
Texas Roadhouse, Inc. Class A	1,400,000	21,224
		38,157
Household Durables - 2.8%
Ethan Allen Interiors, Inc. (d)	725,356	17,118
Lennar Corp. Class A (d)	1,177,022	25,294
Tempur-Pedic International, Inc. (a)	485,000	32,354
Toll Brothers, Inc. (a)	800,000	17,448
		92,214
Internet & Catalog Retail - 0.6%
Start Today Co. Ltd. (d)	972,100	18,975
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	735,000	25,997
Body Central Corp. (a)(e)	824,000	22,149
DSW, Inc. Class A	523,000	26,134
Express, Inc. (a)	850,000	18,394
Guess?, Inc.	790,000	23,700
Shoe Carnival, Inc. (a)	367,269	9,288
Signet Jewelers Ltd.	460,000	20,967
Vitamin Shoppe, Inc. (a)	645,000	27,567
		174,196
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	225,000	18,191
G-III Apparel Group Ltd. (a)	493,570	11,268
Steven Madden Ltd. (a)	640,355	26,344
Vera Bradley, Inc. (a)(d)	675,000	24,179
		79,982
TOTAL CONSUMER DISCRETIONARY		463,864
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	583,788	$ 29,738
Food Products - 0.6%
Corn Products International, Inc.	329,997	18,312
Personal Products - 0.8%
Inter Parfums, Inc. (e)	1,650,000	27,555
TOTAL CONSUMER STAPLES		75,605
ENERGY - 5.8%
Energy Equipment & Services - 3.0%
Hornbeck Offshore Services, Inc. (a)(d)	482,358	15,768
McDermott International, Inc. (a)	1,600,000	19,456
Superior Energy Services, Inc. (a)(d)	805,600	22,968
TETRA Technologies, Inc. (a)	2,209,832	20,640
Western Energy Services Corp. (a)	2,197,910	19,267
		98,099
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	1,414,000	28,450
CVR Energy, Inc. (a)	1,025,000	25,564
Petroleum Development Corp. (a)	387,800	12,072
Targa Resources Corp.	600,000	24,864
		90,950
TOTAL ENERGY		189,049
FINANCIALS - 14.7%
Capital Markets - 2.1%
E*TRADE Financial Corp. (a)	2,092,050	17,134
Financial Engines, Inc. (a)(d)	935,000	22,393
HFF, Inc. (a)	514,181	7,255
Waddell & Reed Financial, Inc. Class A	830,000	22,784
		69,566
Commercial Banks - 5.4%
Aozora Bank Ltd.	8,000,000	22,248
Bank of the Ozarks, Inc. (d)	730,000	20,433
City National Corp.	700,000	32,116
Comerica, Inc.	555,000	15,357
First Niagara Financial Group, Inc.	2,170,000	20,767
Huntington Bancshares, Inc.	2,875,000	16,416
UMB Financial Corp.	530,000	20,447
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Webster Financial Corp.	462,673	$ 9,809
Zions Bancorporation (d)	1,015,000	17,093
		174,686
Insurance - 3.7%
Allied World Assurance Co. Holdings Ltd.	430,000	26,458
Assured Guaranty Ltd.	2,285,000	35,440
CNO Financial Group, Inc. (a)	5,000,000	33,600
Torchmark Corp.	540,000	24,662
		120,160
Real Estate Investment Trusts - 2.4%
Camden Property Trust (SBI)	389,000	25,091
Coresite Realty Corp.	224,120	4,494
Equity Lifestyle Properties, Inc.	315,916	22,158
Rayonier, Inc.	575,000	26,295
		78,038
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc.	350,000	27,566
Kennedy-Wilson Holdings, Inc.	182,150	2,446
		30,012
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	365,000	5,252
TOTAL FINANCIALS		477,714
HEALTH CARE - 15.6%
Biotechnology - 4.9%
Acadia Pharmaceuticals, Inc. (a)	793,011	1,205
Acorda Therapeutics, Inc. (a)	11,100	283
Alkermes PLC (a)	1,307,000	24,585
Allos Therapeutics, Inc. (a)	863,610	1,339
Amylin Pharmaceuticals, Inc. (a)	1,373,092	19,539
ARIAD Pharmaceuticals, Inc. (a)	2,056,746	30,337
Astex Pharmaceuticals, Inc. (a)	190,714	517
Codexis, Inc. (a)	27,582	154
Dynavax Technologies Corp. (a)	2,402,200	8,360
Emergent BioSolutions, Inc. (a)	73,132	1,241
Enzon Pharmaceuticals, Inc. (a)	83,737	597
Genomic Health, Inc. (a)	12,000	333
ImmunoGen, Inc. (a)(d)	1,000,000	14,120
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Maxygen, Inc. (a)	258,521	$ 1,445
Momenta Pharmaceuticals, Inc. (a)	63,835	1,002
Myrexis, Inc. (a)	451,610	1,283
Myriad Genetics, Inc. (a)	23,730	561
NPS Pharmaceuticals, Inc. (a)	500,000	3,840
Osiris Therapeutics, Inc. (a)(d)	154,294	900
Progenics Pharmaceuticals, Inc. (a)	76,857	741
Repligen Corp. (a)	369,464	1,482
Rigel Pharmaceuticals, Inc. (a)	750,000	7,328
Targacept, Inc. (a)	164,840	1,002
Theravance, Inc. (a)	595,457	10,563
Trius Therapeutics, Inc. (a)	133,863	744
United Therapeutics Corp. (a)	465,000	22,869
Vanda Pharmaceuticals, Inc. (a)	311,699	1,543
		157,913
Health Care Equipment & Supplies - 1.9%
Cyberonics, Inc. (a)	220,000	7,150
Integra LifeSciences Holdings Corp. (a)	708,264	20,908
The Cooper Companies, Inc.	445,500	32,138
		60,196
Health Care Providers & Services - 6.3%
Brookdale Senior Living, Inc. (a)	1,701,166	29,941
Catalyst Health Solutions, Inc. (a)	672,626	36,833
Health Net, Inc. (a)	626,246	23,635
IPC The Hospitalist Co., Inc. (a)	515,760	17,376
MEDNAX, Inc. (a)	321,000	22,862
MWI Veterinary Supply, Inc. (a)	295,000	23,160
Omnicare, Inc.	940,000	30,860
Wellcare Health Plans, Inc. (a)	369,916	22,106
		206,773
Health Care Technology - 0.8%
SXC Health Solutions Corp. (a)	411,600	26,049
Pharmaceuticals - 1.7%
Cadence Pharmaceuticals, Inc. (a)	1,449,300	6,044
Dechra Pharmaceuticals PLC	1,745,546	14,470
Impax Laboratories, Inc. (a)	685,000	12,926
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	271,747	$ 9,628
ViroPharma, Inc. (a)	445,000	13,257
		56,325
TOTAL HEALTH CARE		507,256
INDUSTRIALS - 18.2%
Aerospace & Defense - 1.0%
Esterline Technologies Corp. (a)	458,000	28,007
Teledyne Technologies, Inc. (a)	85,070	4,829
		32,836
Air Freight & Logistics - 0.9%
Forward Air Corp.	827,345	28,957
Airlines - 1.0%
US Airways Group, Inc. (a)(d)	3,990,491	33,680
Building Products - 1.1%
Armstrong World Industries, Inc. (a)	745,000	34,792
Commercial Services & Supplies - 0.1%
InnerWorkings, Inc. (a)	424,818	4,686
Construction & Engineering - 2.3%
Foster Wheeler AG (a)	1,585,000	35,599
Shaw Group, Inc. (a)	1,425,210	38,680
		74,279
Electrical Equipment - 2.6%
Acuity Brands, Inc.	400,000	23,292
GrafTech International Ltd. (a)	2,239,864	36,779
II-VI, Inc. (a)	64,862	1,492
Polypore International, Inc. (a)(d)	625,600	23,823
		85,386
Machinery - 4.5%
Actuant Corp. Class A	925,026	23,449
Altra Holdings, Inc. (a)	1,200,000	23,028
Graco, Inc.	570,000	26,209
Greenbrier Companies, Inc. (a)	510,000	11,348
Nordson Corp.	645,000	29,244
TriMas Corp. (a)	500,000	10,835
Wabtec Corp.	335,000	23,045
		147,158
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.6%
Equifax, Inc.	700,000	$ 27,279
Kforce, Inc. (a)(e)	1,924,978	23,947
		51,226
Road & Rail - 1.3%
Con-way, Inc.	629,000	19,964
Knight Transportation, Inc.	1,200,059	21,133
		41,097
Trading Companies & Distributors - 1.0%
WESCO International, Inc. (a)	499,000	31,377
Transportation Infrastructure - 0.8%
Wesco Aircraft Holdings, Inc. (a)	1,862,001	26,049
TOTAL INDUSTRIALS		591,523
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 3.5%
Acme Packet, Inc. (a)	760,000	22,215
Aruba Networks, Inc. (a)(d)	1,303,000	28,901
Comtech Telecommunications Corp.	317,557	9,800
Polycom, Inc. (a)	1,995,700	39,814
Riverbed Technology, Inc. (a)	460,000	11,012
		111,742
Electronic Equipment & Components - 2.5%
Aeroflex Holding Corp. (a)	1,544,000	19,562
Jabil Circuit, Inc.	760,000	17,222
Multi-Fineline Electronix, Inc. (a)	146,395	3,639
ScanSource, Inc. (a)	569,777	21,407
TTM Technologies, Inc. (a)	1,653,500	20,288
		82,118
Internet Software & Services - 1.9%
Bankrate, Inc.	950,000	22,221
j2 Global, Inc.	840,000	22,646
Travelzoo, Inc. (a)(d)	686,100	17,708
		62,575
IT Services - 0.6%
Broadridge Financial Solutions, Inc.	815,000	19,536
Semiconductors & Semiconductor Equipment - 8.1%
Applied Micro Circuits Corp. (a)(e)	3,711,600	29,062
Cymer, Inc. (a)	612,380	30,490
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp.	1,640,000	$ 28,200
Entegris, Inc. (a)	3,350,000	32,093
Himax Technologies, Inc. sponsored ADR	1,864,302	2,591
Hittite Microwave Corp. (a)	400,000	22,008
LTX-Credence Corp. (a)	980,079	6,537
ON Semiconductor Corp. (a)	3,338,971	29,049
PMC-Sierra, Inc. (a)	3,600,400	23,403
RF Micro Devices, Inc. (a)	3,602,976	17,979
Standard Microsystems Corp. (a)	984,965	25,373
Teradyne, Inc. (a)	1,067,630	17,456
		264,241
Software - 4.9%
BroadSoft, Inc. (a)	244,250	6,810
CommVault Systems, Inc. (a)	525,000	24,675
Ebix, Inc. (d)	889,500	22,042
JDA Software Group, Inc. (a)	345,880	10,193
Royalblue Group PLC	363,856	9,513
Solera Holdings, Inc.	529,900	25,313
Synchronoss Technologies, Inc. (a)	655,898	21,920
Synopsys, Inc. (a)	630,000	18,383
TiVo, Inc. (a)(d)	2,070,030	21,487
		160,336
TOTAL INFORMATION TECHNOLOGY		700,548
MATERIALS - 5.8%
Chemicals - 1.2%
Ashland, Inc.	296,900	18,723
Innophos Holdings, Inc.	440,000	21,965
		40,688
Containers & Packaging - 1.7%
Aptargroup, Inc.	500,000	26,210
Silgan Holdings, Inc.	730,000	30,339
		56,549
Metals & Mining - 1.4%
Reliance Steel & Aluminum Co.	325,000	17,290
Royal Gold, Inc.	375,000	28,553
		45,843
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 1.5%
Schweitzer-Mauduit International, Inc.	683,000	$ 47,483
TOTAL MATERIALS		190,563
TOTAL COMMON STOCKS (Cost $2,973,585)		3,196,122
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.12% (b)	57,201,170	57,201
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	139,452,905	139,453
TOTAL MONEY MARKET FUNDS (Cost $196,654)		196,654
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $3,170,239)		3,392,776
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(133,778)
NET ASSETS - 100%		$ 3,258,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	2,019
Total	$ 2,056
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 46,100	$ 5,807	$ 10,875	$ -	$ 29,062
Assured Guaranty Ltd.	154,377	7,109	80,346	1,253	-
Body Central Corp.	-	18,340	-	-	22,149
Entropic Communications, Inc.	45,614	3,107	26,247	-	-
Inter Parfums, Inc.	-	27,084	-	80	27,555
Kforce, Inc.	-	21,553	-	-	23,947
Kulicke & Soffa Industries, Inc.	49,756	-	51,162	-	-
LTX-Credence Corp.	24,464	-	12,284	-	-
Modine Manufacturing Co.	17,826	17,367	-	-	30,664
Schweitzer-Mauduit International, Inc.	48,548	-	17,281	421	-
TriQuint Semiconductor, Inc.	63,276	36,271	39,937	-	-
Unisys Corp.	72,241	4,992	59,091	-	-
US Airways Group, Inc.	74,906	2,298	30,628	-	-
Total	$ 597,108	$ 143,928	$ 327,851	$ 1,754	$ 133,377
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -*
Total Realized Gain (Loss)	(11,433)
Total Unrealized Gain (Loss)	11,433
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -
* Amount is less than one thousand dollars

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $3,176,266,000. Net unrealized appreciation aggregated $216,510,000, of which $357,038,000 related to appreciated investment securities and $140,528,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

January 31, 2012

1.813037.107

SMR-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 3.3%
Matthews International Corp. Class A	751,200	$ 24,759,552
Regis Corp. (e)	2,983,497	51,137,139
		75,896,691
Household Durables - 8.2%
Ethan Allen Interiors, Inc. (d)(e)	2,656,254	62,687,594
KB Home (d)	3,764,327	33,954,230
M.D.C. Holdings, Inc. (d)	2,024,855	40,132,626
Meritage Homes Corp. (a)	1,335,300	32,314,260
Tempur-Pedic International, Inc. (a)	258,384	17,236,797
		186,325,507
Media - 0.4%
Valassis Communications, Inc. (a)	387,646	8,818,947
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	958,190	21,952,133
Group 1 Automotive, Inc. (d)	850,000	45,339,000
Tsutsumi Jewelry Co. Ltd.	391,800	9,359,410
		76,650,543
TOTAL CONSUMER DISCRETIONARY		347,691,688
CONSUMER STAPLES - 5.0%
Food Products - 2.4%
Chiquita Brands International, Inc. (a)	1,832,559	16,108,194
Dean Foods Co. (a)	3,730,000	40,134,800
		56,242,994
Household Products - 2.6%
Spectrum Brands Holdings, Inc. (a)	2,026,300	58,661,385
TOTAL CONSUMER STAPLES		114,904,379
ENERGY - 4.2%
Energy Equipment & Services - 1.6%
Superior Energy Services, Inc. (a)(d)	1,324,400	37,758,644
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	1,305,700	58,769,557
TOTAL ENERGY		96,528,201
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.0%
Capital Markets - 4.3%
Knight Capital Group, Inc. Class A (a)	2,668,100	$ 34,658,619
Monex Beans Holdings, Inc.	25,158	4,019,736
Waddell & Reed Financial, Inc. Class A	2,125,000	58,331,250
		97,009,605
Commercial Banks - 8.4%
Associated Banc-Corp.	3,049,393	37,995,437
CapitalSource, Inc.	5,672,100	39,194,211
Cathay General Bancorp	1,914,000	30,126,360
National Penn Bancshares, Inc.	2,907,898	25,269,634
TCF Financial Corp.	5,688,400	57,111,536
Western Liberty Bancorp (a)	350,000	920,500
		190,617,678
Insurance - 3.2%
Amerisafe, Inc. (a)(e)	1,026,909	25,241,423
Platinum Underwriters Holdings Ltd.	1,379,990	47,264,658
		72,506,081
Real Estate Investment Trusts - 2.5%
American Assets Trust, Inc.	663,200	14,683,248
Franklin Street Properties Corp.	1,768,387	18,019,864
Highwoods Properties, Inc. (SBI)	735,000	24,321,150
Rouse Properties, Inc. (a)	68,100	841,716
		57,865,978
Thrifts & Mortgage Finance - 3.6%
Astoria Financial Corp.	4,425,733	36,866,356
Washington Federal, Inc.	2,892,637	45,587,959
		82,454,315
TOTAL FINANCIALS		500,453,657
HEALTH CARE - 12.2%
Health Care Providers & Services - 12.2%
Centene Corp. (a)	1,025,110	46,334,972
Chemed Corp. (d)	866,900	48,667,766
MEDNAX, Inc. (a)	738,900	52,624,458
Providence Service Corp. (a)(e)	925,711	13,968,979
PSS World Medical, Inc. (a)	1,511,500	36,684,105
Team Health Holdings, Inc. (a)	2,413,542	49,718,965
VCA Antech, Inc. (a)	1,375,000	30,772,500
		278,771,745
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 17.9%
Commercial Services & Supplies - 6.0%
HNI Corp. (e)	2,547,500	$ 69,113,675
The Geo Group, Inc. (a)	2,497,987	43,914,611
United Stationers, Inc.	714,702	23,106,316
		136,134,602
Electrical Equipment - 1.6%
Powell Industries, Inc. (a)(e)	1,049,043	36,307,378
Machinery - 2.6%
Blount International, Inc. (a)	1,833,871	30,112,162
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,863,177	29,717,673
		59,829,835
Professional Services - 1.0%
FTI Consulting, Inc. (a)	540,000	23,122,800
Trading Companies & Distributors - 6.7%
H&E Equipment Services, Inc. (a)(e)	2,140,320	36,364,037
Interline Brands, Inc. (a)(e)	2,529,845	43,032,663
WESCO International, Inc. (a)	1,165,322	73,275,443
		152,672,143
TOTAL INDUSTRIALS		408,066,758
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.6%
ViaSat, Inc. (a)(d)	1,236,300	58,773,702
Electronic Equipment & Components - 5.2%
Diploma PLC	2,050,000	12,729,352
Ingram Micro, Inc. Class A (a)	1,200,000	22,776,000
Macnica, Inc.	403,400	9,525,384
Ryoyo Electro Corp.	1,424,700	16,465,443
SYNNEX Corp. (a)	362,885	13,129,179
Tech Data Corp. (a)	855,000	44,391,600
		119,016,958
Internet Software & Services - 1.2%
j2 Global, Inc. (d)	1,023,000	27,580,080
IT Services - 4.3%
FleetCor Technologies, Inc. (a)	1,494,960	50,813,690
Wright Express Corp. (a)	865,875	47,380,680
		98,194,370
Semiconductors & Semiconductor Equipment - 0.3%
Miraial Co. Ltd.	423,300	6,024,931
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.8%
Monotype Imaging Holdings, Inc. (a)(e)	2,706,438	$ 42,247,497
TOTAL INFORMATION TECHNOLOGY		351,837,538
MATERIALS - 5.9%
Chemicals - 1.3%
PolyOne Corp.	2,000,000	28,840,000
Metals & Mining - 4.6%
Carpenter Technology Corp.	473,900	24,870,272
Haynes International, Inc.	596,406	36,237,629
RTI International Metals, Inc. (a)(e)	1,755,030	44,174,105
		105,282,006
TOTAL MATERIALS		134,122,006
UTILITIES - 1.7%
Gas Utilities - 1.7%
UGI Corp.	1,401,660	37,718,671
TOTAL COMMON STOCKS (Cost $2,040,014,010)		2,270,094,643
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	4,776,041
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	22,844,957	$ 22,844,957
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	83,891,025	83,891,025
TOTAL MONEY MARKET FUNDS (Cost $106,735,982)		106,735,982
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,152,359,929)		2,381,606,666
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(101,798,778)
NET ASSETS - 100%		$ 2,279,807,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,679
Fidelity Securities Lending Cash Central Fund	64,639
Total	$ 78,318
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 22,930,878	$ -	$ -	$ -	$ 25,241,423
Columbus McKinnon Corp. (NY Shares)	38,303,540	225,722	966,596	-	29,717,673
Ethan Allen Interiors, Inc.	60,952,277	4,096,697	2,421,151	555,247	62,687,594
H&E Equipment Services, Inc.	25,359,625	7,513,405	165,135	-	36,364,037
Haynes International, Inc.	33,261,728	2,109,420	2,902,190	381,772	-
HNI Corp.	51,297,280	17,549,421	5,295,908	1,534,758	69,113,675
Interline Brands, Inc.	35,452,708	12,057,331	-	-	43,032,663
Monotype Imaging Holdings, Inc.	34,810,587	2,127,932	-	-	42,247,497
Powell Industries, Inc.	27,549,076	12,925,046	326,328	-	36,307,378
Providence Service Corp.	13,642,769	2,144	-	-	13,968,979
Regis Corp.	44,968,400	6,185,886	946,150	511,320	51,137,139
RTI International Metals, Inc.	43,279,658	17,119,784	8,502,728	-	44,174,105
Total	$ 431,808,526	$ 81,912,788	$ 21,526,186	$ 2,983,097	$ 453,992,163
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $2,156,302,436. Net unrealized appreciation aggregated $225,304,230, of which $344,859,073 related to appreciated investment securities and $119,554,843 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012